CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details ) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Series A Convertible Preferred Stock CNY	Dec. 31, 2013 Series B Convertible Preferred Stock CNY	Dec. 31, 2014 Class A Ordinary shares USD ($)	Dec. 31, 2014 Class A Ordinary shares CNY	Dec. 31, 2014 Class B Ordinary shares USD ($)	Dec. 31, 2014 Class B Ordinary shares CNY	Dec. 31, 2014 Kingsoft USD ($)	Dec. 31, 2014 Kingsoft CNY	Dec. 31, 2013 Kingsoft USD ($)	Dec. 31, 2013 Kingsoft CNY	Dec. 31, 2012 Kingsoft CNY	Dec. 31, 2011 Kingsoft CNY	Dec. 31, 2013 Kingsoft Series A Convertible Preferred Stock CNY	Dec. 31, 2013 Kingsoft Series B Convertible Preferred Stock CNY	Dec. 31, 2014 Kingsoft Class A Ordinary shares USD ($)	Dec. 31, 2014 Kingsoft Class A Ordinary shares CNY	Dec. 31, 2014 Kingsoft Class B Ordinary shares USD ($)	Dec. 31, 2014 Kingsoft Class B Ordinary shares CNY
Assets, Current [Abstract]
Cash and cash equivalents	$ 176,206	1,093,285	$ 85,507	530,536	134,376	139,349							$ 86,128	534,390	$ 45,544	282,584	21,858	67,408
Short-term investments	82,781	513,621		55,780									69,034	428,330
Prepayments and other current assets	29,015	180,029		63,037									375	2,325		515
Due from related parties	7,022	43,570		12,868									112,640	698,888		72,475
Total current assets	337,418	2,093,545		764,562									268,177	1,663,933		355,574
Assets Noncurrent Abstract
Intangible assets, net	32,172	199,616	5,426	32,850									5,812	36,062		18,815
Goodwill	42,177	261,686	8,513	52,819	13,384								6,379	39,578		39,435
Long-term investments	54,612	338,842		12,054									8,984	55,740
Investment in subsidiaries													70,317	436,286		204,338
Total non-current assets	146,285	907,630		145,031									91,492	567,666		262,588
Total assets	483,703	3,001,175		909,593									359,669	2,231,599		618,162
Current liabilities
Accrued expenses and other current liabilities	77,635	481,694		181,551									1,117	6,919		5,257
Redemption right liabilities	84	520		5,711									84	520		5,711
Due to related parties	4,817	29,885		31,893									1,978	12,272		5,428
Income tax payable	578	3,584		13,534									191	1,188		95
Total current liabilities	100,194	621,656		263,968									3,370	20,899		16,491
Non-current liabilities
Other non-current liabilities	4,759	29,525		9,485									703	4,362		7,603
Total noncurrent liabilities	15,578	96,650		51,557									703	4,362		7,603
Total liabilities	115,772	718,306		315,525									4,073	25,261		24,094
Commitments and contingencies
Mezzanine equity
Total mezzanine equity				441,941			119,976	321,965								441,941			119,976	321,965
Shareholders' equity
Ordinary shares				150					7	42	29	180				150					7	42	29	180
Additional paid-in capital	332,007	2,059,983		63,919									332,007	2,059,983		63,919
Accumulated other comprehensive income	544	3,373		13,239									544	3,373		13,239
Retained earnings	23,009	142,760		74,819									23,009	142,760		74,819
Total Cheetah Mobile Inc. shareholders' equity	355,596	2,206,338		152,127									355,596	2,206,338		152,127
Total liabilities, mezzanine equity and shareholders' equity	$ 483,703	3,001,175		909,593									$ 359,669	2,231,599		618,162